Restatement Of Previously Issued Financial Statements - Additional Information (Detail)	Dec. 31, 2020
Osprey Technology Acquisition Corp [Member] | Tender Offer Provision [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Percentage of provision made in the event of tender or exchange offer	50.00%